DEFERRED REVENUE	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
DEFERRED REVENUE
NOTE 9 - DEFERRED REVENUE

NOTE 9 - DEFERRED REVENUE

During the year ended September 30, 2021, the Company received $3,744 form a customer for a payment of a one- year subscription agreement. The subscription period is from August 2021 through July 2022, and accordingly the Company will recognize the revenue over such period. For the three and six months ended March 31, 2022, the Company recognized $936 and $1,873 of revenue. The remaining deferred revenue of $1,716 is recognized as deferred revenue on the condensed balance sheet included herein.

NOTE 8 - DEFERRED REVENUE

During the year ended September 30, 2021, the Company received $3,744 form a customer for a payment of a one- year subscription agreement. The subscription period is from August 2021 through July 2022, and accordingly the Company will recognize the revenue over such period. For the year ended September 30, 2021, the Company recognized $156 of revenue. The remaining deferred revenue of $3,588 is recognized as deferred revenue on the financial statements.